Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

TD Global Low Volatility Equity Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TD Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”) seeks to provide long-term capital appreciation with less volatility than the broad global equity markets.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Low Volatility Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Low Volatility Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Low Volatility Equity Fund’s performance. During the most recent fiscal year ended January 31, 2018, the Global Low Volatility Equity Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global Low Volatility Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Global Low Volatility Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Low Volatility Equity Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Global Low Volatility Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Global Low Volatility Equity Fund invests primarily in common stocks, or investments that provide exposure to common stocks, and may also invest in preferred stocks, in each case, of companies included in its benchmark index, the MSCI All Country World Index (Net Dividends-USD) (the “ACWI”). The ACWI is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries. Under normal market conditions, the Global Low Volatility Equity Fund will invest significantly (at least 40% of its net assets, unless market conditions are not deemed favorable by TDAM USA Inc., the Global Low Volatility Equity Fund’s investment manager (the “Investment Manager” or “TDAM”), in which case the Global Low Volatility Equity Fund would invest at least 30% of its net assets) in the securities of foreign companies. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Global Low Volatility Equity Fund’s investments in the securities of foreign companies may include securities of companies located in developed and emerging market countries. Securities held by the Global Low Volatility Equity Fund may be denominated in both U.S. dollars and foreign currencies.

In seeking to achieve the Global Low Volatility Equity Fund’s investment objective of providing long-term capital appreciation with less volatility than the broad global equity markets, the Investment Manager will generally overweight the Global Low Volatility Equity Fund’s portfolio with securities within the ACWI that it expects to deliver less volatile returns, and underweight the Fund’s portfolio with, or exclude from the Fund’s portfolio, securities within the ACWI that it expects to deliver more volatile returns. Volatility refers to the tendency of investments and markets to fluctuate in price over time. In addition to common stocks, the Global Low Volatility Equity Fund may invest in exchange-traded funds (“ETFs”) (up to 15% of its net assets) and depositary receipts that provide exposure to the common stocks of companies included in the ACWI. The Global Low Volatility Equity Fund may also invest in real estate investment trusts (“REITs”).

The Global Low Volatility Equity Fund may use derivatives, such as options, futures and forward contracts, to:

•

gain exposure to equity securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the equity security itself);

•	reduce the risk associated with currency fluctuations;

•	enhance income; or

•	provide downside risk protection for one or more stocks to which the Global Low Volatility Equity Fund has exposure.

The Global Low Volatility Equity Fund may invest in repurchase agreements and other money market securities, which may serve as collateral for the Global Low Volatility Equity Fund’s derivatives investments and/or earn income for the Fund.

Over a full market cycle, the Global Low Volatility Equity Fund seeks to achieve a return similar to that of the ACWI, but with a lower level of volatility than the ACWI. However, given that the Global Low Volatility Equity Fund’s investment strategy focuses on capital appreciation and risk, the Global Low Volatility Equity Fund’s country, sector and market capitalization exposures will typically vary from the ACWI and may cause significant performance deviations relative to the ACWI over shorter-term periods.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Global Low Volatility Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Global Low Volatility Equity Fund, or the Global Low Volatility Equity Fund could underperform other investments. An investment in the Global Low Volatility Equity Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Global Low Volatility Equity Fund may be subject to the following principal risks:

Stock Market Risk  — The market value of the Global Low Volatility Equity Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk  — The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Preferred Stock Risk  — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Foreign Securities Risk  — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity, foreign withholding taxes, different or less robust government regulation of financial markets and institutions, expropriation or nationalization of the operations of foreign issuers, and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk  — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Global Low Volatility Equity Fund’s investments denominated in foreign currencies or reduce the returns of the Global Low Volatility Equity Fund.

Emerging Markets Risk  — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk  — To the extent the Global Low Volatility Equity Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Global Low Volatility Equity Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Small and Medium Capitalization Companies Risk  — The smaller and medium capitalization companies in which the Global Low Volatility Equity Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF Risk  — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Global Low Volatility Equity Fund could lose money investing in an ETF.

REIT Risk  — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Derivatives Risk  — Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Global Low Volatility Equity Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Global Low Volatility Equity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Global Low Volatility Equity Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Global Low Volatility Equity Fund intends to invest and the principal risks associated with each of them:

Futures  — The risks associated with the Global Low Volatility Equity Fund’s use of futures contracts include the risks that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Global Low Volatility Equity Fund has insufficient cash to meet margin requirements, the Global Low Volatility Equity Fund may need to sell other investments, including at disadvantageous times.

Options  — An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A fund that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Global Low Volatility Equity Fund. In addition, the cost of hedging may reduce the Global Low Volatility Equity Fund’s returns.

Forwards  — Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Global Low Volatility Equity Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Global Low Volatility Equity Fund will not receive any benefit of CFTC regulation when trading forwards.

Credit Risk  — Derivatives involving a counterparty are subject to credit risk. This is the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the counterparty’s financial condition and on the terms of the derivative instrument.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Global Low Volatility Equity Fund’s ability to dispose of the underlying securities. The Global Low Volatility Equity Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Global Low Volatility Equity Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Global Low Volatility Equity Fund could experience a loss.

Liquidity Risk  — This is the risk that certain securities that the Global Low Volatility Equity Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Strategy Risk  — If the Investment Manager’s strategies do not work as intended, the Global Low Volatility Equity Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you could lose money on your investment in the Global Low Volatility Equity Fund, or the Global Low Volatility Equity Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Global Low Volatility Equity Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Global Low Volatility Equity Fund. The bar chart shows the Institutional Class’ performance from year to year for up to 10 years. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the Global Low Volatility Equity Fund’s performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for the Institutional Class shares only. The after-tax returns for the Advisor Class will vary due to the differences in expenses applicable to that Class. Of course, past performance is not necessarily an indication of how the Global Low Volatility Equity Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdassetmanagementusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Global Low Volatility Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdassetmanagementusa.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Global Low Volatility Equity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Global Low Volatility Equity Fund — Institutional Class

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date return as of 3/31/18: -2.19%

For the period covered by the bar chart, the highest and lowest quarterly returns were 4.98% (for the quarter ended 03/31/2017) and -2.91% (for the quarter ended 6/30/15), respectively.

Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/17

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for expenses, fees or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Net Dividends-USD) (reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	$ 1,790
Annual Return 2014	rr_AnnualReturn2014	13.41%
Annual Return 2015	rr_AnnualReturn2015	1.76%
Annual Return 2016	rr_AnnualReturn2016	10.29%
Annual Return 2017	rr_AnnualReturn2017	13.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.52%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions And Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	$ 2,053
Label	rr_AverageAnnualReturnLabel	Advisor Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013

[1]	TDAM USA Inc., the Global Low Volatility Equity Fund's investment manager ("TDAM"), has contractually agreed to limit the Global Low Volatility Equity Fund's Total Annual Fund Operating Expenses to 0.90% for the Institutional Class and 1.15% for the Advisor Class of the Global Low Volatility Equity Fund at least through May 31, 2019. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses. TDAM is entitled to recoup from the Global Low Volatility Equity Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Global Low Volatility Equity Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before May 31, 2019 unless approved by the Global Low Volatility Equity Fund's Board of Directors.